SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549 FORM N-1A

File No. 33-14363 File No. 811-5162

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		X

Pre-Effective Amendment No.
Post-Effective Amendment No.	39	X

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		X

Amendment No.	39

DELAWARE VIP TRUST
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania		19103-7094
(Address of Principal Executive Offices)		(Zip Code)

Registrant's Telephone Number, including Area Code:		800 523-1918

Richelle S. Maestro, Esquire, 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)
Approximate Date of Public Offering:	May 19, 2003

It is proposed that this filing will become effective:

Immediately upon filing pursuant to paragraph (b)
X	on May 19, 2003 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (1)
on (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a) (2)
on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:
X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 39 to the Registration Statement for the Delaware VIP Trust (the "Registrant") is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 37, which was filed pursuant to Rule 485(a)(1) on February 26, 2003. Accordingly, the contents of Post-Effective Amendment No. 37, consisting of Part A (the Prospectuses for the Delaware VIP Diversified Income Series), Part B (the Statement of Additional Information for the Registrant), Part C (Other Information) and all Exhibits included in Post-Effective Amendment No. 37, are incorporated by reference in their entirety into this filing. As stated on the cover page to this filing, this Post-Effective Amendment No. 39 is intended to become effective on May 19, 2003.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, this Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, and Commonwealth of Pennsylvania, on this 9th day of May, 2003.

DELAWARE VIP TRUST

By /s/ David K. Downes David K. Downes President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated:

Signature	Title	Date

/s/ David K. Downes David K. Downes	President/Chief Executive Officer/Chief Financial Officer (Principal Executive Officer/Principal Accounting Officer) and Trustee	May 9, 2003

/s/ Walter P. Babich * Walter P. Babich	Trustee	May 9, 2003

/s/ John H. Durham * John H. Durham	Trustee	May 9, 2003

/s/ John A. Fry * John A. Fry	Trustee	May 9, 2003

/s/ Anthony D. Knerr * Anthony D. Knerr	Trustee	May 9, 2003

/s/ Ann R. Leven * Ann R. Leven	Trustee	May 9, 2003

/s/ Thomas F. Madison * Thomas F. Madison	Trustee	May 9, 2003

/s/ Janet L. Yeomans * Janet L. Yeomans	Trustee	May 9, 2003

*By: /s/ David K. Downes
David K. Downes
As Attorney-in-Fact for
each of the persons indicated